Financial Condition accounts outstanding with PRLP 2011 Holdings, LLC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Deposits	$ 20,000	$ 23,000
Prlp2011 Holdings Llc Joint Venture [Member] | 100%
Related Party Transaction [Line Items]
Total	16,091	53,100
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	19,647	60,040
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	(3,621)	(7,103)
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	$ 65	$ 163